Share-based compensation plans and shares held in trust	12 Months Ended
Dec. 31, 2023
Share-based Payment Arrangements [Abstract]
Share-Based Compensation Plans and Shares Held in Trust	Share-based compensation plans and shares held in trust

Share-based compensation expense

	$ million
	2023	2022	2021
Equity-settled [A]	700	807	539
[A]On an incidental basis awards may be cash-settled, where an equity settlement is not possible under local regulations.
The principal share-based employee compensation plans are the PSP and LTIP. Awards of shares and American Depositary Shares (ADS) of the Company under the PSP and LTIP are granted upon certain conditions to eligible employees. The actual number of shares that may vest ranges from 0% to 200% of the awards, depending on the outcomes of prescribed performance conditions over a three-year period beginning on January 1 of the award year.

Share awards [A]

	Number of A shares (million)	Number of B shares (million)	Number of ordinary shares (million) [B]	Number of ADSs (million)	Weighted average remaining contractual life (years)
At January 1, 2023			58	10	1.1
Granted			19	3
Vested			(17)	(3)
Forfeited			(2)	—
At December 31, 2023			58	10	0.9
At January 1, 2022	38	12		9	1.2
Assimilation of ordinary A and B shares into ordinary shares	(38)	(12)	50
Granted	—	—	28	4
Vested	—	—	(13)	(2)
Forfeited	—	—	(7)	(1)
At December 31, 2022	—	—	58	10	1.1
[A]As revised, includes notional dividends.
[B]On January 29, 2022, as part of the Simplification announced on December 20, 2021, the Company's A and B shares were assimilated into a single line of ordinary shares.
Other plans offer eligible employees opportunities to acquire shares and ADSs of the Company or receive cash benefits measured by reference to the Company's share price.
Shell employee share ownership trusts and trust-like entities purchase the Company's shares in the open market to meet delivery commitments under employee share plans. At December 31, 2023, they held a total of 24.2 million ordinary shares (2022: 23.9 million) and 6.8 million ADSs (2022: 4.5 million).